Additional Information Required by the Argentine Central Bank - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 14,480,501
Exxon Mobil
Disclosure of trust activities [line items]
Date of Contract	Nov. 23, 2011
Trustor	Exxon Mobil
Maturity	Apr. 19, 2023
Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	Coop. de Trab. Portuarios
Maturity	Sep. 12, 2024
Fondo Fiduciario Aceitero
Disclosure of trust activities [line items]
Date of Contract	Mar. 16, 2021
Trustor	Fondo Fiduciario Aceitero
Maturity	Jan. 31, 2023
Fondo Anticiclico Agroalim
Disclosure of trust activities [line items]
Date of Contract	Apr. 26, 2022
Trustor	Fondo Anticiclico Agroalim
Maturity	Jan. 31, 2024
Trust [member] | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 67,261
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Exxon Mobil
Disclosure of trust activities [line items]
Balances of Trust Funds	41,478
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Balances of Trust Funds	7,671
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Fondo Fiduciario Aceitero
Disclosure of trust activities [line items]
Balances of Trust Funds	10,686
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Fondo Anticiclico Agroalim
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 7,426